Fair Value Measurements (Details) - Schedule of fair value on a non-recurring basis	Dec. 31, 2021 USD ($)
Stockholders’ Equity:
Representative Shares	$ 2,024,463
Total	2,024,463
Assets:
U.S. Mutual Fund held in Trust Account	133,010,583
Total	133,010,583
Liabilities:
Warrant Liability	247,514
Total	247,514
Quoted Prices In Active Markets (Level 1) [Member]
Stockholders’ Equity:
Representative Shares
Total
Assets:
U.S. Mutual Fund held in Trust Account	133,010,583
Total	133,010,583
Liabilities:
Warrant Liability
Total
Significant Other Observable Inputs (Level 2) [Member]
Stockholders’ Equity:
Representative Shares
Total
Assets:
U.S. Mutual Fund held in Trust Account
Total
Liabilities:
Warrant Liability
Total
Significant Other Unobservable Inputs (Level 3) [Member]
Stockholders’ Equity:
Representative Shares	2,024,463
Total	2,024,463
Assets:
U.S. Mutual Fund held in Trust Account
Total
Liabilities:
Warrant Liability	247,514
Total	$ 247,514